Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in Property Subject to or Available for Operating Lease [Roll Forward]
Net book value at beginning of period	$ 35,052,335
Net book value at beginning of period	35,052,335	$ 32,396,827
Additions	4,621,821	5,877,691
Depreciation	(1,650,450)
Depreciation		(1,649,710)
Disposals and transfers to held for sale	(1,940,133)	(1,417,825)
Transfers to net investment in finance and sales-type leases/inventory	(143,409)	(115,330)
Impairment (Note 23)	(69,383)	(39,318)	$ (54,331)
Net book value at end of period	35,870,781	35,052,335
Net book value at end of period	35,870,781	35,052,335	$ 32,396,827
Accumulated depreciation as of December 31, 2019	$ (7,526,636)
Accumulated depreciation as of December 31, 2018		$ (6,850,869)